Description of Business and Organization	12 Months Ended
Dec. 31, 2020
Description of Business and Organization [Abstract]
DESCRIPTION OF BUSINESS AND ORGANIZATION

NOTE 1 – DESCRIPTION OF BUSINESS AND ORGANIZATION

Luokung Technology Corp. (“LKCO”), formerly Kingtone Wirelessinfo Solution Holding Ltd (“Kingtone Wireless”) was incorporated in the British Virgin Islands on October 27, 2009 under the name of Reizii Capital Management Limited. It has wholly-owned subsidiaries and a variable interest entity (“VIE”). Its wholly-owned subsidiaries include: Topsky Info-tech Holdings Pte Ltd. (“Topsky”), which was established in Singapore on November 3, 2009, and Xi’an Softech Co., Ltd. (“Softech”), which was established in Xi’an, Shaanxi Province, China on November 27, 2009 by Topsky. Its VIE is Xi’an Kingtone Information Technology Co., Ltd. (“Kingtone Information”) which was incorporated in Xi’an, Shaanxi province, China on December 28, 2001.

On December 17, 2009, Reizii Capital Management Limited changed its name to Kingtone Wirelessinfo Solution Holding Ltd.

On March 23, 2010, the board of directors of Kingtone Wireless resolved to change the fiscal year end of Kingtone Wireless and its wholly-owned subsidiaries, Topsky and Softech, from November 30 to September 30 so as to have the same fiscal year end as Kingtone Information.

On May 14, 2010, Kingtone Wireless completed the initial public offering of its American Depositary Shares (“ADSs”) at a price of $4.00 per ADS and listed its ADSs on the NASDAQ Capital Market under the symbol “KONE.” Kingtone Wireless sold an aggregate of 4,000,000 ADSs, representing 4,000,000 ordinary shares and received net proceeds of approximately $14.5 million, net of underwriting discounts and other offering expenses.

On August 17, 2018, Kingtone Wireless consummated an asset exchange transaction, pursuant to which it exchanged all issued and outstanding capital stock in Topsky Info-Tech Holdings Pte Ltd., the parent of Softech, for the issued and outstanding capital stock of LK Technology Ltd. (“LK Technology”) (the “Asset Exchange”). In connection with the Asset Exchange, Kingtone Wireless changed its name to Luokung Technology Corp. on August 20, 2018, and on September 20, 2018, issued to the shareholders of C Media Limited (“C Media”), the former parent of LK Technology, (i) 185,412,599 of its ordinary shares, par value $0.01 per share and (ii) 1,000,000 of its preferred shares. Upon the consummation of the Asset Exchange, LKCO ceased the previous business operations and became a company focused on the provision of Wi-Fi and mobile application products for long distance rail travelers in China.

Following the consummation of the Asset Exchange, on October 4, 2018, LKCO changed its fiscal year end from September 30 to the fiscal year end of LK Technology, December 31.

On August 25, 2018, LK Technology entered into a Stock Purchase Agreement with the shareholders of Superengine Holding Limited (“Superengine”), a limited liability company incorporated under the laws of the British Virgin Islands, pursuant to which LK Technology acquired all of the issued and outstanding shares of Superengine for an aggregate purchase price of US$60 million (the “Purchase Price”), which was paid by the issuance of its Ordinary Shares in an amount equal to the quotient of (x) the Purchase Price divided by (y) the average of the closing prices of the Ordinary Shares on the NASDAQ Capital Market over the 12 months period preceding July 31, 2018. Further details are in Note 3.

On May 10, 2019 and November 6, 2020, LK Technology entered into a Stock Purchase Agreement and The Supplementary Agreement to Stock Purchase Agreement with the shareholders of Botbrain AI Limited (“Botbrain”), a limited liability company incorporated under the laws of the British Virgin Islands, pursuant to which LK Technology acquired 67.36% of the issued and outstanding shares of Botbrain for an aggregate purchase price of $2.5 million (RMB 16.4 million), of which $1.5 million (RMB 9.6 million) was to be paid in cash to obtain 20% of Botbrain; and LKCO issued 1,789,618 ordinary shares to acquire the remaining 47.36% of Botbrain. The closing of the acquisition was completed on December 4, 2020.

LKCO, its subsidiaries and its VIEs (collectively the “Company”) operate two core business brands, “Luokuang” and “SuperEngine”, Luokuang is a mobile application service for long-distance travel in the People’s Republic of China (the “PRC”), which is built as an location-based social contents and services distribution platform. It offers functions based on various travel scenarios, e.g. information, entertainment, travel, e-commerce, Online to Offline (“O2O”), advertising, etc. In the first half of 2019, the Company gradually terminated the Wi-Fi provisions for express trains because the increase in numbers of high-speed trains led to the shrinkage of the passenger trips of express trains. At the beginning of 2019, the Company established a Luokung Location-based services (“LBS”) Data Marketing Platform (“LLDMP”) that combines its LBS capability with existing advertising tools. Its LBS capability includes indoor floor maps, location information, and point of interest for more than twenty thousand commercial buildings, which cover high speed train stations, shopping malls, airports and other locations with significant pedestrian traffic. SuperEngine provides spatial temporal big data services, including Platform as a Service (“PaaS”), Software as a Service (“SaaS”) and Data as a Service(“DaaS”), based on its self-developed patented technology which can be applied in Mobile Internet LBS, Intelligent Transportation, Autonomous Driving, Smart City, Intelligent IoT, Natural Resources Exploration and Monitoring and so on.

As of December 31, 2020, details of the Company’s subsidiaries and VIEs are as follows:

Name	Date of incorporation	Place of incorporation	Percentage of legal ownership
Subsidiaries:
LK Technology Ltd.	Mar 3, 2011	BVI	100%

Dream Beyond Global Limited	Dec 12, 2018	BVI	100%

Superengine Holding Limited	Jun 14, 2018	BVI	100%

MMB Limited	Apr 11, 2013	Hong Kong	100%

Mobile Media (China) Limited	Nov 6, 2007	Hong Kong	100%

Beijing Luokuang Spatial-Temporal Data Technology Co., Ltd.	Feb 1, 2013	PRC	100%

Shenzhen Luokuang Technology Limited	Dec 23, 2010	PRC	100%

Beijing Yuanli Anda Technology Co., Ltd.	June 13, 2018	PRC	51%

Jiangsu Zhong Chuan Rui You Information and Technology Limited (“Zhong Chuan Rui You”)	May 26, 2011	PRC	100%

Huoerguosi Luokuang Information and Technology Limited	Jul 19, 2017	PRC	100%

Shenzhen Jiu Zhou Shi Dai Digital and Technology Limited	Nov 26, 2004	PRC	100%

Luokuang Zhitong Technology Limited	May 18, 2020	PRC	51%

BOTBRAIN AI LIMITED(1)	May 22, 2019	BVI	67.36%

BOTBRAIN LIMITED(1)	Sep 10, 2019	Hong Kong	67.36%

Beijing BotBrain AI Information Technology Ltd. (1)	Jan 14, 2020	PRC	67.36%

Nanjing BotBrain AI Technology Ltd. (1)	Mar 6, 2019	PRC	43.78%

Name	Date of incorporation	Place of incorporation	Percentage of legal ownership
Contractual Control:

Superengine Graphics Software Technology Development (Suzhou) Co., Ltd. (“Suzhou Superengine”)	Apr 2, 2004	PRC	100%

Anhui Superengine Intelligent Technology co., Ltd	Oct 26, 2017	PRC	100%

SuperEngine (Hainan) Technology Development Limited	Aug 20, 2020	PRC	100%

VIEs:

Beijing Zhong Chuan Shi Xun Technology Limited (“Zhong Chuan Shi Xun”)	May 17, 2004	PRC	100%

Beijing BotBrain AI Technology Ltd. (“Beijing Botbrain”) (1)	Jan 18, 2016	PRC	67.36%

(1) Acquired on December 4, 2020